Cover	Jul. 30, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 30, 2026
Entity File Number	001-40049
Entity Registrant Name	SPRINGBIG HOLDINGS, INC.
Entity Central Index Key	0001801602
Entity Tax Identification Number	88-2789488
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	621 NW 53rd Street
Entity Address, Address Line Two	Ste. 340
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33487
City Area Code	800
Local Phone Number	772-9172
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false